Accounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable And Prepaid Expenses
Schedule of accounts receivable and prepaid expenses

	December 31,	December 31,
	2025	2024
Accounts receivable (Note 11(b))	$310,294	$239,265
Prepaid expenses	21,442	54,687
Total	$331,736	$293,952